Subsequent Events Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
Schedule of Subsequent Events
The following table presents certain information about the properties that the Company acquired from January 1, 2016 to March 15, 2016:

(Dollar amounts in thousands)	Number of Properties	Base Purchase Price (1)
Total portfolio as of December 31, 2015	463	$2,169,308
Acquisitions	4	34,410
Total portfolio as of March 15, 2016	467	$2,203,718
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(1) Contract purchase price, excluding acquisition related costs.